Supplement to the
Fidelity® Select Portfolios®
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for Defense and Aerospace Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Todd Haggerty as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,078	none	$4
Assets Managed with Performance-Based Advisory Fees (in millions)	none	/none	none
*Includes Defense and Aerospace Portfolio ($3,078 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Defense and Aerospace Portfolio beneficially owned by Mr. Haggerty was $10,001-$50,000.
The following information supplements information for Insurance Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Nicole Abernethy as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$3,010	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Insurance Portfolio ($896 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Insurance Portfolio beneficially owned by Ms. Abernethy was "10,001-$50,000".
The following information supplements information for Telecommunications Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Telecommunications Portfolio ($249 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Telecommunications Portfolio beneficially owned by Mr. Boyajian was none.
The following information supplements information for Wireless Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
*Includes Wireless Portfolio ($308 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Wireless Portfolio beneficially owned by Mr. Boyajian was none.
Clayton Pfannenstiel serves as Co-Portfolio Manager of Industrials Portfolio.
David Wagner serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information for Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Industrials Portfolio ($763 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

SEL-SSTK-1025-229-1.475630.229	October 10, 2025

Supplement to the
Fidelity® Telecom and Utilities Fund
April 1, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
* Includes Fidelity® Telecom and Utilities Fund managed by ($1,557 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Fidelity® Telecom and Utilities beneficially owned by Mr. Boyajian was none.

UIF-SSTK-1025-120-1.712214.120	October 10, 2025

Supplement to the
Fidelity® Select Portfolios®
Class A, Class M, Class C, Class I, and Class Z
April 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information Telecommunications Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Alex Boyajian as of August 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,114	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,557	none	none
* Includes Telecommunications Portfolio ($249 (in millions) assets managed).
As of August 31, 2025, the dollar range of shares of Technology Portfolio beneficially owned by Mr. Boyajian was none.

FASF-SSTK-1025-122-1.848947.122	October 10, 2025